Equity - Reserves (Details) - Schedule of Equity Reserves - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Equity Reserves [Line Items]
Equity - reserves	$ (2,315,503)	$ (2,144,913)
Foreign Currency Reserve [Member]
Schedule of Equity Reserves [Line Items]
Equity - reserves	(2,227,915)	(2,054,227)
Re-measurements Reserve [Member]
Schedule of Equity Reserves [Line Items]
Equity - reserves	$ (87,588)	$ (90,686)